Derivative Financial Instruments	6 Months Ended
Jun. 30, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Derivative Financial Instruments	7. DERIVATIVE FINANCIAL INSTRUMENTS
The table below includes the notional amounts of transactions outstanding at the balance sheet date; they do not represent actual exposures.

	30 June 2023			31 December 2022
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	10,100	125	141	14,769	320	299
Interest rate contracts	29,513	697	842	31,599	473	792
Equity and credit contracts	910	145	21	954	142	25
Total derivatives held for trading	40,523	967	1,004	47,322	935	1,116
Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	742	4	7	538	12	4
Interest rate contracts	102,684	2,379	593	77,885	1,776	411
	103,426	2,383	600	78,423	1,788	415
Designated as cash flow hedges:
Exchange rate contracts	27,400	1,317	298	26,035	1,717	186
Interest rate contracts	38,821	168	1,930	25,971	164	1,463
Equity derivative contracts	52	19	—	51	8	1
	66,273	1,504	2,228	52,057	1,889	1,650
Total derivatives held for hedging	169,699	3,887	2,828	130,480	3,677	2,065
Derivative netting(1)	—	(2,262)	(2,262)	—	(2,173)	(2,173)
Total derivatives	210,222	2,592	1,570	177,802	2,439	1,008
(1)Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was £1,607m (2022: £1,368m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £54m (2022: £70m).

At 30 June 2023, the fair value of derivative assets included amounts due from Banco Santander group entities of £1,281m (2022: £1,346m) and the fair value of derivative liabilities included amounts due to Banco Santander group entities of £241m (2022: £246m).
IBOR Reform
Note 28 includes details of the notional value of hedging instruments by benchmark interest rate impacted by IBOR reform and the notional amounts of assets, liabilities and off-balance sheet commitments affected by IBOR reform that have yet to transition to an alternative benchmark interest rate.